UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2011

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

Portfolio of Investments

July 31, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 86.5%
Federal Farm Credit Bank
2/22/12 (a)	0.08%	$8,800	$8,794,512
11/17/11 (a)	0.13%	11,500	11,499,014
12/08/11 (a)	0.14%	9,400	9,398,613
1/06/12 (a)	0.15%	25,000	24,996,690
12/20/11 (a)	0.15%	25,000	24,998,059
7/20/12 (a)	0.15%	30,000	29,991,154
6/28/12 (a)	0.17%	25,000	24,997,720
5/22/12 (a)	0.18%	25,000	24,998,977
2/13/12 (a)	0.20%	15,000	15,001,675
4/23/12 (a)	0.20%	11,400	11,401,053
9/07/12 (a)	0.21%	10,000	10,002,245
12/13/12 (a)	0.21%	5,900	5,904,106
4/12/12 (a)	0.22%	11,000	11,002,341
9/15/11 (a)	0.23%	50,000	50,010,639
Federal Farm Credit Discount Notes
10/24/11	0.19%	10,000	9,995,567
8/11/11	0.22%	7,150	7,149,563
10/20/11	0.22%	1,500	1,499,267
11/17/11	0.23%	3,508	3,505,579
Federal Home Loan Bank
8/01/11 (a)	0.09%	10,000	10,000,000
8/12/11 (a)	0.10%	30,000	30,000,278
1/30/12 (a)	0.10%	800	799,598
11/01/12 (a)	0.13%	25,000	24,990,500
11/26/12 (a)	0.14%	54,000	53,985,687
10/26/12 (a)	0.14%	25,000	24,993,749
2/17/12 (a)	0.14%	23,500	23,493,109
9/15/11 (a)	0.14%	80,000	80,006,376
Federal Home Loan Bank Discount Notes
8/05/11	0.01%	15,356	15,355,991
8/17/11	0.01%	50,000	49,999,889
8/19/11	0.01%	10,500	10,499,947
8/23/11	0.01%	8,997	8,996,945
8/26/11	0.01%	30,000	29,999,844
8/05/11	0.02%	22,600	22,599,950
8/17/11	0.02%	52,000	51,999,654
8/19/11	0.04%	34,500	34,499,396
8/05/11	0.05%	44,684	44,683,756
8/03/11	0.06%	30,000	29,999,900
8/12/11	0.06%	25,000	24,999,526
8/05/11	0.07%	80,000	79,999,406
8/17/11	0.07%	12,030	12,029,626
9/30/11	0.07%	40,000	39,995,333
8/03/11	0.08%	75,000	74,999,681
8/10/11	0.08%	13,634	13,633,744
8/12/11	0.08%	22,085	22,084,460
8/17/11	0.08%	50,000	49,998,222
8/19/11	0.08%	60,300	60,297,588
9/02/11	0.15%	4,300	4,299,446
8/10/11	0.17%	4,816	4,815,795

	Yield*	Principal Amount (000)	U.S. $ Value
Federal Home Loan Mortgage Corp.
2/02/12 (a)	0.11%	$19,755	$19,747,522
5/01/12 (a)	0.13%	8,210	8,206,260
11/02/12 (a)	0.13%	35,000	34,986,908
12/21/11 (a)	0.14%	23,000	22,996,385
2/16/12 (a)	0.15%	25,000	24,995,136
8/10/12 (a)	0.15%	30,000	29,990,683
5/11/12 (a)	0.17%	15,000	14,998,832
8/05/11 (a)	0.20%	25,400	25,400,206
Federal Home Loan Mortgage Discount Notes
8/11/11	0.01%	24,000	23,999,967
8/15/11	0.01%	30,834	30,833,940
8/22/11	0.01%	20,000	19,999,942
8/16/11	0.04%	2,900	2,899,952
8/08/11	0.05%	8,696	8,695,915
8/01/11	0.06%	14,022	14,022,000
8/08/11	0.06%	85,000	84,999,008
9/13/11	0.06%	19,800	19,798,581
10/04/11	0.06%	10,000	9,998,933
10/05/11	0.07%	8,000	7,999,061
8/15/11	0.07%	24,400	24,399,336
8/29/11	0.07%	9,900	9,899,461
8/22/11	0.08%	60,819	60,816,162
8/01/11	0.12%	3,650	3,650,000
8/03/11	0.17%	3,250	3,249,969
8/08/11	0.17%	25,000	24,999,174
8/01/11	0.18%	5,000	5,000,000
8/02/11	0.23%	10,000	9,999,936
Federal National Mortgage Association
8/11/11 (a)	0.10%	24,000	23,999,702
9/19/11 (a)	0.15%	10,000	9,999,465
7/26/12 (a)	0.18%	12,700	12,699,364
8/23/12 (a)	0.21%	35,970	35,982,915
11/23/12 (a)	0.21%	3,635	3,636,931
9/17/12 (a)	0.22%	17,000	17,005,831
Federal National Mortgage Association Discount Notes
8/10/11	0.00%	50,000	49,999,962
8/22/11	0.01%	15,000	14,999,956
8/24/11	0.01%	40,282	40,281,743
8/31/11	0.01%	22,406	22,405,813
9/07/11	0.05%	21,500	21,498,895
9/12/11	0.05%	50,000	49,997,083
9/21/11	0.05%	20,000	19,998,555
10/12/11	0.06%	10,000	9,998,800
8/03/11	0.07%	14,332	14,331,944
8/08/11	0.07%	9,100	9,099,876
8/24/11	0.07%	10,975	10,974,509
8/08/11	0.08%	9,000	8,999,860
9/01/11	0.12%	20,000	19,997,933
9/01/11	0.14%	22,350	22,347,402
U.S. Treasury Bills
8/25/11	0.00%	50,000	49,999,967
8/11/11	0.01%	250,000	249,999,278
8/18/11	0.01%	200,000	199,999,057
8/11/11	0.02%	175,000	174,999,201

Yield*		Principal Amount (000)	U.S. $ Value
8/18/11	0.02%	$100,000	$99,999,136
8/25/11	0.16%	30,000	29,996,880
U.S. Treasury Notes
7/31/11	1.00%	25,000	25,000,000
8/31/11	1.00%	170,000	170,126,936
10/31/11	1.00%	75,000	75,165,605

			3,259,330,038

Repurchase Agreements - 13.5%
Barclays Capital 0.03%, dated 7/13/11 due 8/03/11 in the amount of $75,001,313 (collateralized by $66,857,500 U.S. Treasury Bill & U.S.Treasury Note, 0.125% to 3.625% due 1/15/14 to 2/15/41, value $76,500,041)		75,000	75,000,000
Barclays Capital 0.05%, dated 7/05/11 due 8/04/11 in the amount of $50,002,083 (collateralized by $42,405,200 U.S Treasury Bill & U.S.Treasury Note, 0.125% to 3.625% due 1/15/15 to 2/15/41, value $51,000,022)		50,000	50,000,000
Credit Suisse 0.14%, dated 7/29/11 due 8/01/11 in the amount of $26,000,303 (collateralized by $25,080,000 U.S.Treasury Note, 2.75% due 10/31/13, value $26,524,244)		26,000	26,000,000
Deutsche Bank 0.04%, dated 7/13/11 due 8/09/11 in the amount of $150,004,500 (collateralized by $138,105,600 U.S. Treasury Bond & U.S. Treasury Note, 0.375% to 4.375% due 1/15/12 to 5/15/41, value $153,566,044)		150,000	150,000,000
Greenwich 0.02, dated 7/15/11 due 8/02/11 in the amount of $40,000,400 (collateralized by $38,075,000 U.S.Treasury Note, 3.875% due 2/15/13, value $40,800,229)		40,000	40,000,000
Greenwich 0.02%, dated 7/13/11 due 8/12/11 in the amount of $50,000,833 (collateralized by $49,605,000 U.S.Treasury Note, 1.75% due 4/15/13, value $51,002,899)		50,000	50,000,000
Mizuho Securities USA 0.15%, dated 7/29/11 due 8/01/11 in the amount of $110,001,375 (collateralized by $80,634,700 U.S. Treasury Bond, 6.25% to 7.875% due 02/15/21 to 05/15/30, value $112,200,126)		110,000	110,000,000
UBS Financial Services 0.15%, dated 7/29/11 due 8/01/11 in the amount of $9,100,114 (collateralized by $8,688,700 U.S. Treasury Note, 3.125% due 8/31/13, value $9,282,075)		9,100	9,100,000

			510,100,000

Total Investments - 100.0%
(cost $3,769,430,038)(b)			3,769,430,038
Other assets less liabilities – 0.0%			1,082,689

Net Assets - 100.0%			$3,770,512,727

(a)	Floating Rate Security. Stated interest rate was in effect at July 31, 2011.
(b)	As of July 31, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

July 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Investments
U.S. Government & Government Sponsored Agency Obligations	$—	$3,259,330,038	$—	$3,259,330,038
Repurchase Agreements	—	510,100,000	—	510,100,000

Total	$—	$3,769,430,038	$—	$3,769,430,038

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	September 23, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	September 23, 2011